Business Segments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of reportable segments	2
Revenues in continuing operations from government subsidies	$ 97.9	$ 90.8	$ 85.4
AIMCO PROPERTIES, L.P
Segment Reporting Information [Line Items]
Interest income recognized from notes receivable from Aimco		1.3	0.9
Conventional Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Capital additions related to segments	252.3	191.6	140.1
Affordable Real Estate Operations [Member]
Segment Reporting Information [Line Items]
Capital additions related to segments	$ 19.8	$ 15.6	$ 35.2
Affordable Real Estate [Member]
Segment Reporting Information [Line Items]
Number of owned real estate properties in segments	90
Number of units in owned real estate properties in segments	12,098
Conventional Real Estate [Member]
Segment Reporting Information [Line Items]
Number of owned real estate properties in segments	175
Number of units in owned real estate properties in segments	55,879